Other financial liabilities	12 Months Ended
Dec. 31, 2022
Other Financial Liabilities
Other financial liabilities

20.	Other financial liabilities

The breakdown of the balances of these items is as follows:

Thousand of reais	2022	2021	2020

Credit card obligations	38,941,974	45,976,315	48,912,963
Unsettled financial transactions (1)	20,743,759	10,861,143	7,210,396
Dividends and Interest on Capital payable	191,720	1,029,952	1,223,310
Tax collection accounts - Tax payables	1,108,778	969,939	864,292
Liability associated with the transfer of assets (Note 9.g)	32,138	40,511	55,105
Other financial liabilities	10,496,253	10,030,440	8,595,084
Total	71,514,622	68,908,300	66,861,150
(1)	Includes transactions to be settled with B3 S.A. and payment orders in foreign currency.